Combined Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities
Net loss	$ (310.7)	$ (47.9)	$ (210.8)
Adjustments to Reconcile Net Loss to Cash Flows from Operating Activities:
Depreciation, Depletion and Amortization	318.4	254.4	236.9
Deferred Income Tax Expense (Benefit)	(13.4)	(5.9)	(76.2)
Share-based Compensation	25.0	20.4	13.4
Asset impairment charges	110.6	98.3	57.5
Gain on sale of assets	(19.6)
Other non-cash operating activities, net	10.0	6.0	1.5
Other changes in operating assets and liabilities, net of acquisitions and divestitures:
Receivables - (increase) decrease	48.4	(80.7)	(94.6)
Inventories - (increase) decrease	(39.0)	(89.1)	14.9
Other assets - (increase) decrease	52.5	(36.7)	(52.4)
Accounts payable and other liabilities - increase (decrease)	(8.4)	37.1	116.4
Net Cash Provided by Operating Activities	173.8	155.9	6.6
Cash Flows from Investing Activities
Purchases of property and equipment	(98.6)	(110.3)	(100.1)
Disposals of property and equipment	37.6	7.4	20.3
Proceeds from sale of product rights (Note 4)			410.0
Cash paid for acquisitions, net of cash acquired (Note 4)	(882.1)	(45.0)	(5,283.1)
Other investing activities, net	(21.5)	(34.2)	(42.5)
Net Cash Used for Investing Activities	(964.6)	(182.1)	(4,995.4)
Cash Flows from Financing Activities
Net transactions with Lilly	848.3	(149.6)	5,353.2
Other financing activities, net	(0.8)
Net Cash Provided by Financing Activities	847.5	(149.6)	5,353.2
Effect of exchange rate changes on cash and cash equivalents	7.9	(26.0)	(19.8)
Net increase (decrease) in cash and cash equivalents	64.6	(201.8)	344.6
Cash, cash equivalents and restricted cash at beginning of period	258.8	460.6	116.0
Cash, cash equivalents and restricted cash at end of period	$ 323.4	$ 258.8	$ 460.6